Current Tax and Deferred Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Income tax calculated on net income before tax percentage		27.00%	27.00%		27.00%
Income tax calculated on net income before tax		$ 406,026	$ 427,161		$ 457,958
Additions or deductions percentage	[1]	(1.37%)	(1.13%)		(3.21%)
Additions or deductions	[1]	$ (20,660)	$ (17,924)		$ (54,476)
Tax price-level adjustment percentage		(4.41%)	(4.79%)		(4.83%)
Tax price-level adjustment		$ (66,182)	$ (75,802)		$ (81,809)
Other percentage		(0.05%)	0.01%		0.03%
Other		$ (796)	$ 166		$ 441
Effective rate and income tax expense percentage		21.17%	21.09%		18.99%
Effective rate and income tax expense		$ 318,388	$ 333,601	[2]	$ 322,114	[2]

[1]	The deductions of the tax rate mainly relate to permanent differences between tax and financial accounting rules.
[2]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.